PRIVATE PLACEMENT WARRANTS (Details Narrative) - USD ($)		9 Months Ended		11 Months Ended	12 Months Ended
	Feb. 23, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Proceeds from sale of warrants			$ 14,645,000		$ 14,645,000
Private Placement Warrants [Member] | Private Placement [Member]
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued	9,763,333
Price of warrants	$ 1.50
Proceeds from sale of warrants	$ 14,645,000
Number of shares per warrant	1
Exercise price of warrant	$ 11.50